Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Inventories, Total	$ 2,014	$ 1,948
Raw Materials [Member]
Inventory [Line Items]
Inventories, Total	314	217
Packaging and Other Materials [Member]
Inventory [Line Items]
Inventories, Total	2	2
Growing Leaves [Member]
Inventory [Line Items]
Inventories, Total	1,301	1,414
Finished Goods [Member]
Inventory [Line Items]
Inventories, Total	$ 397	$ 315